Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets, Net

As of March 31, 2026 and September 30, 2025, intangible assets, net, consisted of the following:

	As of
	March 31, 2026	September 30, 2025

Intangible assets, gross	$2,060,842	$1,368,417
Less: accumulated amortization	(707,599)	(467,382)
Intangible assets, net	$1,353,243	$901,035

Schedule of Estimated Aggregate Intangible Asset Amortization Expense

The estimated aggregate intangible asset amortization expense for the next three fiscal years is as follows:

For the years ending March 31,	Estimated Amortization Expense
2027	$511,317
2028	511,317
2029	330,609
$1,353,243